BUSINESS COMBINATION - ESTIMATED FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Oct. 28, 2015	Dec. 31, 2014
Business Acquisition
Goodwill	$ 1,924,052	$ 2,245,364		$ 1,754,926
PlentyOfFish
Business Acquisition
Cash and cash equivalents			$ 4,626
Other current assets			4,460
Computer and other equipment			2,990
Goodwill			488,644
Intangible assets			84,100
Other non-current assets			1,073
Total assets			585,893
Current liabilities			(6,418)
Other long-term liabilities			(5,325)
Net assets acquired			$ 574,150